Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Vessel operating revenues	$ 63,945	$ 38,159
Voyage expenses	(1,522)	(4,902)
Vessel operating expenses	(14,001)	(9,691)
Administrative expenses	(3,139)	(3,370)
Depreciation	(17,171)	(12,224)
Operating income	28,112	7,972
Interest income	143	460
Interest expense	(19,603)	(13,354)
Loss on derivatives	(28,551)	(2,229)
Foreign exchange loss	(1,582)	(161)
Other financial items	(36)	(45)
Income/(loss) before tax	(21,517)	(7,357)
Income tax (expense)/benefit	(17)	0
Net income/(loss)	$ (21,534)	$ (7,357)
Earnings/(loss) per share, Basic and diluted (in USD per share)	$ (0.40)	$ (0.14)